Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,176,500	[1]
Total Fee Amount	31,317.25
Net Fee	$ 31,317.25

[1]	Estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on July 25, 2024, within five business days prior to filing.